Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 30, 2025
Document Creation Date	dei_DocumentCreationDate	Jan. 16, 2025